NOTE 3 - STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	2 Months Ended			2 Months Ended		2 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 Common stock issued for cash at $0.042 per share	Jan. 13, 2013 Common stock issued for cash at $0.042 per share	Mar. 31, 2013 Common stock issued for cash at $1 per share	Feb. 28, 2013 Common stock issued for cash at $1 per share	Mar. 31, 2013 Common stock issued for the purchase of Land and Buildings at $1 per share	Mar. 13, 2013 Common stock issued for the purchase of Land and Buildings at $1 per share
Share price			$ 0.042		$ 1		$ 1
Common stock issued for cash		478,000		22,000
Common stock issued for the purchase of Land and Buildings						1,500,000
Proceeds from sale of common stock	$ 42,200	$ 20,200		$ 22,000